CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations [Abstract]
Revenues	$ 0	$ 0	$ 0
Operating expenses
General and administrative expenses	(397,367)	(949,114)	(1,324,088)
Loss from operations	(397,367)	(949,114)	(1,324,088)
Other income (expenses)
Interest and other income	31,808	1,482,889	1,084,213
Interest and other expenses	(33,315)	(2,084,127)	(103,531)
Loss before provision of income tax	(398,874)	(1,550,352)	(343,406)
Income tax expense	0	0	(39,199)
Net loss	(398,874)	(1,550,352)	(382,605)
Net loss attributable to Hunter Maritime Acquisition Corp. and subsidiaries	$ (398,874)	$ (1,550,352)	$ (382,605)
Weighted average number of basic and diluted common shares outstanding (excluding shares subject to possible redemption)	3,793,275	3,793,275	3,793,275
Basic and diluted net loss per share (excluding shares subject to possible redemption)	$ (0.11)	$ (0.41)	$ (0.10)